Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Basic earnings per share
Net income attributable to common shareholders	$ 2,922	$ 2,332
Weighted-average number of common shares outstanding (millions)	1,810.9	1,833.1
Basic earnings per share (Canadian dollars)	$ 1.61	$ 1.27
Diluted earnings per share
Net income attributable to common shareholders	$ 2,922	$ 2,332
Net income available to common shareholders including impact of dilutive securities	$ 2,922	$ 2,332
Weighted-average number of common shares outstanding (millions)	1,810.9	1,833.1
Effect of dilutive securities Stock options potentially exercisable (millions)	2.7	3.1
Weighted-average number of common shares outstanding - diluted (millions)	1,813.6	1,836.2
Diluted earnings per share (Canadian dollars)	$ 1.61	$ 1.27